UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment  [          ];  Amendment Number:

This Amendment  (Check only one):       [    ]  is a restatement.
                                        [    ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:      John Hancock Advisers, LLC
Address:   601 Congress Street
           Boston, MA 02210

13F File Number:    28-03222

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Alfred P. Ouellette

Title:   Assistant Vice President and Senior Counsel

Phone:   (617)663-4324

Signature, Place, and Date of Signing:

/s/Alfred P. Ouellette    601 Congress Street, Boston, MA 02210  August 10, 2006
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type  (Check only One):   [ X ]  13F HOLDINGS REPORT
                                 [   ]  13F NOTICE
                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager:         None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                 2

Form 13F information table entry total:           27

Form 13F information table value total:   22,080,000


List of other included managers:

No.               Form 13F File Number      Name
1                 28-11519                  Manulife Financial Corporation
2                 28-03983                  John Hancock Life Insurance Company

                           John Hancock Advisers, LLC
                                     SEC13F
                               As of June 30, 2006

(ITEM 1)                 (ITEM 2)  (ITEM 3)     (ITEM 4)      (ITEM 5)        (ITEM 6)        (ITEM 7)          (ITEM 8)
NAME                      TITLE                FAIR MARKET   SHARES OR  INVESTMENT DISCRETION              VOTING AUTHORITY
OF                          OF      CUSIP         VALUE      PRINCIPAL    SOLE SHARED OTHER           SOLE        SHARED      NONE
ISSUER                    CLASS     NUMBER      (x$1000)       AMOUNT      (A)  (B)    (C)     MGR    (A)          (B)         (C)
------                    -----     ------        -----        ------      ---  ---    ---     ---    ---          ---         ---
AMERICAN INTL GROUP I      COM     026874107         639       10,828       X                 1, 2    8,506        0         2,322
AMGEN INC                  COM     031162100       1,367       20,953       X                 1, 2   16,370        0         4,583
AUTOMATIC DATA PROCES      COM     053015103       1,202       26,504       X                 1, 2   20,697        0         5,807
COCA COLA CO               COM     191216100         930       21,624       X                 1, 2   16,944        0         4,680
COLGATE PALMOLIVE CO       COM     194162103         925       15,436       X                 1, 2   12,038        0         3,398
COSTCO WHSL CORP NEW       COM     22160K105         970       16,975       X                 1, 2   13,265        0         3,710
DELL INC                   COM     24702R101       1,022       41,781       X                 1, 2   32,744        0         9,037
EBAY INC                   COM     278642103         680       23,205       X                 1, 2   18,055        0         5,150
ELECTRONIC ARTS INC        COM     285512109         391        9,094       X                 1, 2    7,124        0         1,970
GENERAL ELEC CO            COM     369604103         975       29,591       X                 1, 2   23,116        0         6,475
GENZYME CORP COM-GEN       COM     372917104         980       16,052       X                 1, 2   12,467        0         3,585
HOME DEPOT INC             COM     437076102         753       21,041       X                 1, 2   16,381        0         4,660
JOHNSON & JOHNSON          COM     478160104         881       14,699       X                 1, 2   11,368        0         3,331
MEDTRONIC INC              COM     585055106         964       20,544       X                 1, 2   16,090        0         4,454
MICROSOFT CORP             COM     594918104         898       38,522       X                 1, 2   30,127        0         8,395
PEPSICO INC                COM     713448108         764       12,730       X                 1, 2    9,940        0         2,790
PROCTER & GAMBLE COMP      COM     742718109       1,089       19,579       X                 1, 2   15,576        0         4,003
QUALCOMM INC               COM     747525103         221        5,510       X                 1, 2    4,320        0         1,190
SAP AG ADR SPON            COM     803054204         485        9,230       X                 1, 2    7,200        0         2,030
STAPLES INC                COM     855030102       1,155       47,422       X                 1, 2   37,082        0        10,340
STARBUCKS CORP             COM     855244109         462       12,223       X                 1, 2    9,543        0         2,680
STATE STR CORP             COM     857477103         875       15,064       X                 1, 2   11,712        0         3,352
STRYKER CORP               COM     863667101         460       10,935       X                 1, 2    8,535        0         2,400
SYSCO CORP                 COM     871829107         659       21,555       X                 1, 2   16,855        0         4,700
TEVA PHARMACEUTICAL I      COM     881624209         914       28,927       X                 1, 2   22,582        0         6,345
UNITED PARCEL SVC INC      COM     911312106         943       11,448       X                 1, 2    8,952        0         2,496
WAL MART STORES INC        COM     931142103         478        9,929       X                 1, 2    7,733        0         2,196
                                              ----------
                                        27        22,080